Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Schedule of future minimum contractual obligations
	Twelve month periods ending December 31,
Plus inflows/ minus outflows	Total	2017	2018	2019	2020	2021	2022 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$46,161	$45,345	$816	$-	$-	$-	$-
Future, minimum, non-cancellable lease payment under vessel operating leases (2)	(2,334)	(2,334)	-	-	-	-	-
Office rent	(1,397)	(249)	(248)	(245)	(241)	(201)	(213)
Bareboat capital leases - upfront hire & handling fees (3)	(5,800)	(5,800)	-	-	-	-	-
Bareboat commitments charter hire (4)	(168,854)	(4,964)	(11,609)	(14,215)	(14,111)	(14,001)	(109,954)
Total	$(132,224)	$31,998	$(11,041)	$(14,460)	$(14,352)	$(14,202)	$(110,167)

(1)      The amounts represent the minimum contractual charter revenues to be generated from the existing, as of December 31, 2016, non-cancellable time and freight charter until their expiration, net of address commission, assuming no off-hire days other than those related to scheduled interim and special surveys of the vessels.
(2)      The amounts represent the Company's commitments under the operating lease arrangement for Maiden Voyage disclosed in Note 5.
(3)      The amounts represent the Company's commitments under the bareboat lease arrangements representing the upfront hire fee and handling fees for those vessels being, as of December 31, 2016, under construction (Note 6).
(4)      The amounts represent the Company's commitments under the bareboat lease arrangements representing the charter hire for those vessels that, as of December 31, 2016, either are under construction or have been delivered to the Company. The bareboat charter hire is comprised of fixed and variable portion, the variable portion is calculated based on the 6-month LIBOR of 1.34572%, as of December 31, 2016 (please refer to Note 5 and Note 6).